Taxes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Taxes Payable [Abstract]
Taxes Payable

9. Taxes Payable

Taxes payable consisted of the following:

	June 30, 2023	December 31, 2022
	US$	US$
VAT payable	368,195	380,926
Income tax payable	1,012,775	690,824
Other tax payable	71,348	59,526
Total	1,452,318	1,131,276

11. Taxes Payable

Taxes payable consisted of the following:

	December 31, 2022	December 31, 2021
	US$	US$
VAT payable	380,926	488,443
Income tax payable	690,824	1,521,767
Other tax payable	59,526	72,042
Total	1,131,276	2,082,252